Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.49%
Air Freight & Logistics–0.96%
Air Transport Services Group, Inc.(b)	67,493	$2,257,641
Alternative Carriers–0.89%
Iridium Communications, Inc.(b)	51,473	2,075,391
Apparel Retail–1.04%
American Eagle Outfitters, Inc.	95,475	1,603,980
Children’s Place, Inc. (The)(b)(c)	16,642	820,451
		2,424,431
Apparel, Accessories & Luxury Goods–1.07%
Oxford Industries, Inc.(c)	27,584	2,496,352
Application Software–4.03%
Descartes Systems Group, Inc. (The) (Canada)(b)(c)	33,483	2,452,965
Manhattan Associates, Inc.(b)	18,599	2,579,867
Verint Systems, Inc.(b)(c)	44,525	2,301,942
Workiva, Inc.(b)	17,858	2,107,244
		9,442,018
Asset Management & Custody Banks–0.43%
Blucora, Inc.(b)	51,477	1,006,375
Auto Parts & Equipment–1.04%
Visteon Corp.(b)	22,291	2,432,617
Automotive Retail–1.01%
Lithia Motors, Inc., Class A	7,852	2,356,542
Biotechnology–1.09%
CRISPR Therapeutics AG (Switzerland)(b)	9,357	587,339
Emergent BioSolutions, Inc.(b)	17,109	702,495
Natera, Inc.(b)	24,673	1,003,698
TG Therapeutics, Inc.(b)	26,125	248,449
		2,541,981
Building Products–2.05%
AZEK Co., Inc. (The)(b)	60,161	1,494,399
Masonite International Corp.(b)	11,053	983,054
Owens Corning	25,402	2,324,283
		4,801,736
Casinos & Gaming–0.59%
Penn National Gaming, Inc.(b)	32,569	1,381,577
Communications Equipment–0.90%
Ciena Corp.(b)	34,929	2,117,745
Construction & Engineering–2.98%
NV5 Global, Inc.(b)	22,681	3,023,377
WillScot Mobile Mini Holdings Corp.(b)	101,105	3,956,239
		6,979,616
Construction Machinery & Heavy Trucks–0.61%
Manitowoc Co., Inc. (The)(b)	94,889	1,430,926
Shares		Value
Construction Materials–2.68%
Eagle Materials, Inc.	22,510	$2,889,384
Summit Materials, Inc., Class A(b)	109,065	3,387,559
		6,276,943
Consumer Finance–1.48%
OneMain Holdings, Inc.	73,251	3,472,830
Diversified Metals & Mining–1.82%
MP Materials Corp.(b)(c)	74,549	4,274,640
Electrical Components & Equipment–2.13%
Array Technologies, Inc.(b)	134,993	1,521,371
EnerSys	24,803	1,849,560
Vertiv Holdings Co.	116,168	1,626,352
		4,997,283
Electronic Equipment & Instruments–0.97%
Badger Meter, Inc.	22,690	2,262,420
Electronic Manufacturing Services–1.04%
Flex Ltd.(b)	131,828	2,445,409
Environmental & Facilities Services–1.96%
Casella Waste Systems, Inc., Class A(b)	31,361	2,748,791
Montrose Environmental Group, Inc.(b)	34,933	1,849,004
		4,597,795
Fertilizers & Agricultural Chemicals–0.62%
Scotts Miracle-Gro Co. (The)(c)	11,736	1,443,059
Financial Exchanges & Data–1.06%
TMX Group Ltd. (Canada)	24,094	2,478,108
Food Retail–0.99%
Sprouts Farmers Market, Inc.(b)(c)	72,428	2,316,247
Footwear–0.80%
Wolverine World Wide, Inc.	83,500	1,883,760
Health Care Distributors–1.07%
Owens & Minor, Inc.(c)	56,923	2,505,751
Health Care Equipment–2.66%
AtriCure, Inc.(b)	46,285	3,039,536
CONMED Corp.	21,412	3,180,753
		6,220,289
Health Care Facilities–1.20%
Encompass Health Corp.(c)	29,591	2,104,216
Pennant Group, Inc. (The)(b)	38,345	714,367
		2,818,583
Health Care Services–2.81%
Castle Biosciences, Inc.(b)	35,643	1,598,945
LHC Group, Inc.(b)	12,461	2,100,925
R1 RCM, Inc.(b)	107,815	2,885,129
		6,584,999
Health Care Supplies–1.89%
ICU Medical, Inc.(b)	8,106	1,804,720

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Health Care Supplies–(continued)
OrthoPediatrics Corp.(b)(c)	48,508	$2,618,947
		4,423,667
Health Care Technology–0.85%
Simulations Plus, Inc.(c)	39,036	1,990,055
Homebuilding–1.19%
Taylor Morrison Home Corp., Class A(b)	102,293	2,784,416
Hotel & Resort REITs–0.79%
Ryman Hospitality Properties, Inc.(b)	20,015	1,856,792
Hotels, Resorts & Cruise Lines–1.43%
Travel + Leisure Co.	57,684	3,342,211
Human Resource & Employment Services–0.93%
Alight, Inc., Class A(b)(c)	218,899	2,178,045
Industrial Machinery–4.32%
Chart Industries, Inc.(b)(c)	19,417	3,335,258
Gates Industrial Corp. PLC(b)	155,580	2,343,035
Helios Technologies, Inc.(c)	28,699	2,303,094
ITT, Inc.	28,461	2,140,552
		10,121,939
Industrial REITs–2.38%
EastGroup Properties, Inc.(c)	14,712	2,990,656
STAG Industrial, Inc.(c)	62,741	2,594,340
		5,584,996
Interactive Media & Services–0.82%
Eventbrite, Inc., Class A(b)(c)	129,640	1,914,783
Internet & Direct Marketing Retail–0.79%
Overstock.com, Inc.(b)	42,308	1,861,764
Investment Banking & Brokerage–3.69%
LPL Financial Holdings, Inc.	27,159	4,961,406
Piper Sandler Cos.	27,977	3,671,981
		8,633,387
Leisure Products–0.81%
Acushnet Holdings Corp.(c)	47,270	1,903,090
Life & Health Insurance–0.90%
Primerica, Inc.	15,382	2,104,565
Life Sciences Tools & Services–2.42%
Medpace Holdings, Inc.(b)	17,422	2,850,065
NeoGenomics, Inc.(b)	76,267	926,644
Quanterix Corp.(b)	64,812	1,891,862
		5,668,571
Multi-line Insurance–1.15%
Assurant, Inc.	14,750	2,681,993
Oil & Gas Equipment & Services–2.48%
Cactus, Inc., Class A(c)	47,980	2,722,385
Weatherford International PLC(b)	92,716	3,087,443
		5,809,828
Oil & Gas Exploration & Production–1.16%
Matador Resources Co.(c)	51,467	2,726,722
Shares		Value
Packaged Foods & Meats–0.33%
Calavo Growers, Inc.	21,218	$773,396
Paper Packaging–0.86%
Graphic Packaging Holding Co.	101,011	2,024,260
Property & Casualty Insurance–0.80%
Hanover Insurance Group, Inc. (The)	12,495	1,868,252
Real Estate Services–0.50%
FirstService Corp. (Canada)	8,019	1,159,921
Regional Banks–6.27%
Columbia Banking System, Inc.	45,087	1,454,958
Community Bank System, Inc.	27,890	1,956,484
Glacier Bancorp, Inc.	43,053	2,164,705
Pacific Premier Bancorp, Inc.	57,229	2,023,045
Pinnacle Financial Partners, Inc.	30,581	2,815,898
South State Corp.(c)	22,079	1,801,426
Webster Financial Corp.	44,229	2,482,131
		14,698,647
Reinsurance–0.28%
Reinsurance Group of America, Inc.	5,890	644,719
Research & Consulting Services–0.77%
Huron Consulting Group, Inc.(b)	39,403	1,805,051
Restaurants–0.77%
Papa John’s International, Inc.	17,126	1,803,025
Semiconductors–5.20%
Diodes, Inc.(b)	28,740	2,500,093
Lattice Semiconductor Corp.(b)	44,738	2,726,781
MACOM Technology Solutions Holdings, Inc.(b)	34,846	2,086,230
Power Integrations, Inc.	29,100	2,696,988
Semtech Corp.(b)	31,244	2,166,459
		12,176,551
Specialized REITs–1.12%
Gaming and Leisure Properties, Inc.	56,031	2,629,535
Specialty Chemicals–1.06%
Ashland Global Holdings, Inc.	25,144	2,474,421
Steel–1.82%
Cleveland-Cliffs, Inc.(b)	132,349	4,262,961
Systems Software–0.97%
CommVault Systems, Inc.(b)	34,162	2,266,649
Thrifts & Mortgage Finance–1.37%
Essent Group Ltd.	38,820	1,599,772
Radian Group, Inc.	72,442	1,608,937
		3,208,709
Tires & Rubber–0.30%
Goodyear Tire & Rubber Co. (The)(b)(c)	49,769	711,199
Trading Companies & Distributors–2.18%
Applied Industrial Technologies, Inc.	23,482	2,410,662
Univar Solutions, Inc.(b)	84,145	2,704,420
		5,115,082
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Trucking–0.86%
Knight-Swift Transportation Holdings, Inc.	40,025	$2,019,662
Water Utilities–1.05%
California Water Service Group	41,563	2,463,855
Total Common Stocks & Other Equity Interests (Cost $176,374,324)		226,015,783
Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	2,453,972	2,453,972
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	1,760,018	1,759,490
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	2,804,540	2,804,540
Total Money Market Funds (Cost $7,018,586)		7,018,002
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $183,392,910)		233,033,785
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–16.94%
Invesco Private Government Fund, 0.31%(d)(e)(f)	11,903,374	$11,903,374
Invesco Private Prime Fund, 0.34%(d)(e)(f)	27,777,318	27,774,540
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,678,830)		39,677,914
TOTAL INVESTMENTS IN SECURITIES–116.42% (Cost $223,071,740)		272,711,699
OTHER ASSETS LESS LIABILITIES—(16.42)%		(38,465,796)
NET ASSETS–100.00%		$234,245,903
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,751,611	$5,865,855	$(5,163,494)	$-	$-	$2,453,972	$73
Invesco Liquid Assets Portfolio, Institutional Class	1,258,606	4,189,896	(3,688,209)	(584)	(219)	1,759,490	200
Invesco Treasury Portfolio, Institutional Class	2,001,841	6,703,834	(5,901,135)	-	-	2,804,540	212
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,691,666	26,610,461	(23,398,753)	-	-	11,903,374	2,471*
Invesco Private Prime Fund	20,280,552	52,819,239	(45,316,820)	99	(8,530)	27,774,540	7,487*
Total	$33,984,276	$96,189,285	$(83,468,411)	$(485)	$(8,749)	$46,695,916	$10,443

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$226,015,783	$—	$—	$226,015,783
Money Market Funds	7,018,002	39,677,914	—	46,695,916
Total Investments	$233,033,785	$39,677,914	$—	$272,711,699
Invesco V.I. Small Cap Equity Fund